UNIVERSAL ANNUITY                                                     PROSPECTUS
THE TRAVELERS INSURANCE COMPANY                                       SUPPLEMENT
                                                                     May 1, 1999

This page supplements the May 1, 1999 prospectus for the Universal Annuity issued by The Travelers Insurance Company.

1. The "Underlying Funding Options" section of the "Fee Table" on pages 6-7 is revised as follows for the Emerging Opportunities Fund and the Global High-Yield Bond Fund of American Odyssey Funds, Inc.:

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                                                                                                                   TOTAL
                                                       MANAGEMENT FEE             OTHER EXPENSES         ANNUAL OPERATING EXPENSES
                                                       (AFTER EXPENSE             (AFTER EXPENSE               (AFTER EXPENSE
                                                       REIMBURSEMENT)             REIMBURSEMENT)              REIMBURSEMENTS)
==================================================================================================================================
American Odyssey Funds, Inc.
  Emerging Opportunities Fund.....................          0.77%                      0.14%                      0.91%(3)
  Global High-Yield Bond Fund.....................          0.68%                      0.16%                      0.84%(4)
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American Odyssey Funds, Inc.**
 Emerging Opportunities Fund......................          0.77%                      1.39%                      2.16%(3)
 Global High Yield Bond Fund......................          0.68%                      1.41%                      2.09%(4)
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


       **     Includes 1.25% CHART asset allocation fee.

       (3) Management Fees for the American Odyssey Emerging Opportunities Fund reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure.

       (4) Fees and expenses for the American Odyssey Global High-Yield Bond Fund reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure and investment objective and strategy.

2. The Example table on page 8 is revised as follows for the Emerging Opportunities Fund and the Global High-Yield Bond Fund for American Odyssey Funds, Inc.:

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                                                 IF CONTRACT IS SURRENDERED AT THE             IF CONTRACT IS NOT SURRENDERED OR
                                                        END OF PERIOD SHOWN                    ANNUITIZED AT END OF PERIOD SHOWN:
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INVESTMENT ALTERNATIVE                      1 YEAR    3 YEARS     5 YEARS     10 YEARS     1 YEAR    3 YEARS     5 YEARS    10 YEARS
====================================================================================================================================
American Odyssey Funds, Inc.(1)
  Emerging Opportunities Fund...........     $74       $123        $175         $267        $24       $73         $125        $267
  Global High-Yield Bond Fund...........      73        121         171          260         23        71          121         260
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American Odyssey Funds, Inc.(2)
 Emerging Opportunities Fund............      86        160         236          385         36       110          186         385
 Global High Yield Bond Fund............      85        158         232          378         35       108          182         378
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

       (1) Reflects expenses that would be incurred for those contract owners who DO NOT participate in the CHART Asset Allocation program.

       (2) Reflects expenses that would be incurred for those contract owners who DO participate in the CHART Asset Allocation program.